Shareholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
SHAREHOLDERS’ EQUITY
Shareholders' Equity

11. Shareholders’ Equity

Treasury Shares

On December 1, 2014, the Company’s Board of Directors authorized a share repurchase program for up to 500,000 shares of the Company’s common stock, which expired on December 31, 2016. Through December 31, 2016, the Company has repurchased an aggregate 401,359 shares at an aggregate purchase price of $2,927, or $7.29 per share, including all fees and commissions.

On January 29, 2016, the Company retired 250,000 of its treasury shares, resulting in a reclassification of the purchase price of $1,917 to additional paid in capital.

12. Shareholders’ Equity

Treasury Shares

On December 1, 2014, the Company’s Board of Directors authorized a share repurchase program for up to 500,000 shares of the Company’s common stock which expired on December 31, 2016. Through December 31, 2016, the Company has repurchased an aggregate 401,359 shares at an aggregate purchase price of $2,927, or $7.29 per share, including all fees and commissions.

On January 29, 2016, the Company retired 250,000 of its treasury shares, resulting in a reclassification of the purchase price of $1,917 to additional paid in capital.